Benefit Plans - Schedule Of Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Discount rate	2.38%	3.25%
Expected return on plan assets	6.35%	6.35%